Leases - Schedule of Condensed Consolidated Balance Sheets Related to Operating and Finance Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Jan. 01, 2022
Assets and Liabilities, Lessee [Abstract]
Operating, Right-of-use assets	$ 14,119	$ 6,550
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Finance, Right-of-use assets	$ 44	$ 48
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net	Property, plant and equipment, net
Total right-of-use assets	$ 14,163	$ 6,598
Operating, Lease liabilities	$ 834	$ 166
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Finance, Lease liabilities	$ 15	$ 14
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current portion of long-term debt	Current portion of long-term debt
Operating, Non-current liabilities	$ 15,640	$ 7,962
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Finance, Non-current liabilities	$ 34	$ 39
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term debt	Long-term debt
Total lease liabilities	$ 16,523	$ 8,181